Long-term Debt	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Long-term Debt	LONG-TERM DEBT

($ millions)	2023	2022
Revolving bank debt	1,932.9	—
Bank term loan	750.0	—
Senior guaranteed notes	883.4	1,441.5
Long-term debt	3,566.3	1,441.5
Long-term debt due within one year	380.0	538.7
Long-term debt due beyond one year	3,186.3	902.8
Bank debt
Revolving bank debt
At December 31, 2023, the Company had combined facilities of $2.76 billion. This includes a $2.26 billion syndicated unsecured credit facility with eleven banks and a $100.0 million unsecured operating credit facility with one Canadian chartered bank, both with a current maturity date of November 26, 2026. Both of these facilities constitute revolving credit facilities and are extendible annually. On May 10, 2023, concurrent with the closing of the Alberta Montney acquisition, Crescent Point entered into an additional $400.0 million syndicated unsecured revolving credit facility with ten banks that matures on May 10, 2025.
The credit facilities have covenants which restrict the Company's ratio of senior debt to adjusted EBITDA to a maximum of 3.5:1.0, the ratio of total debt to adjusted EBITDA to a maximum of 4.0:1.0 and the ratio of senior debt to capital, adjusted for certain non-cash items as noted above, to a maximum of 0.55:1.0. The Company was in compliance with all debt covenants at December 31, 2023.
The Company had letters of credit in the amount of $26.2 million outstanding at December 31, 2023 (December 31, 2022 - $1.8 million).
Bank term loan
On December 21, 2023, concurrent with the closing of the Hammerhead acquisition, the Company entered into a $750.0 million syndicated term loan with twelve banks that matures on November 26, 2026.
The term loan has financial covenants similar to those of the combined credit facilities described above.
Senior guaranteed notes
At December 31, 2023, the Company had senior guaranteed notes of US$589.5 million and Cdn$105.0 million outstanding. The notes are unsecured and rank pari passu with the Company's bank credit facilities and carry a bullet repayment on maturity. The senior guaranteed notes have financial covenants similar to those of the combined credit facilities described above.
Concurrent with the issuance of senior guaranteed notes with total principal of US$517.0 million, the Company entered into cross currency swaps ("CCS") to manage the Company's foreign exchange risk. The CCS fix the US dollar amount of the individual tranches of notes for purposes of interest and principal repayments at a notional amount of $606.9 million. See Note 27 - "Financial Instruments and Derivatives" for additional information.
The following table summarizes the Company's senior guaranteed notes:

Principal ($ millions)	Coupon Rate	Hedged Principal (1) (Cdn$ millions)	Unhedged Principal (2) (Cdn$ millions)	Interest Payment Dates	Maturity Date	Financial statement carrying value
						2023	2022
US$61.5	4.12%	—	—	October 11 and April 11	April 11, 2023	—	83.2
Cdn$80.0	3.58%	—	—	October 11 and April 11	April 11, 2023	—	80.0
Cdn$10.0	4.11%	—	—	December 12 and June 12	June 12, 2023	—	10.0
US$270.0	3.78%	—	—	December 12 and June 12	June 12, 2023	—	365.5
Cdn$40.0	3.85%	40.0	—	December 20 and June 20	June 20, 2024	40.0	40.0
US$257.5	3.75%	276.4	—	December 20 and June 20	June 20, 2024	340.0	348.5
US$82.0	4.30%	67.9	39.6	October 11 and April 11	April 11, 2025	108.3	111.0
Cdn$65.0	3.94%	65.0	—	October 22 and April 22	April 22, 2025	65.0	65.0
US$230.0	4.08%	262.6	29.7	October 22 and April 22	April 22, 2025	303.7	311.3
US$20.0	4.18%	—	26.4	October 22 and April 22	April 22, 2027	26.4	27.0
Senior guaranteed notes		711.9	95.7			883.4	1,441.5
Due within one year		316.4	—			380.0	538.7
Due beyond one year		395.5	95.7			503.4	902.8
(1)Includes underlying derivatives which fix the Company's foreign exchange exposure on its US dollar senior guaranteed notes or represents the Canadian dollar principal on Canadian dollar denominated senior guaranteed notes.
(2)Includes the principal balance translated at the period end foreign exchange rate on US dollar senior guaranteed notes that do not have underlying CCS